N-6	Mar. 27, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Mar. 27, 2026
Amendment Flag	false
Nationwide Advisory VUL
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The Board of Trustees of the fund approved the merger of Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (the "Target Fund") into Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about April 24, 2026 (the "Effective Date").As of the Effective Date, the following changes apply to the policy:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.74%	0.00%	0.74%	8.62%	10.57%	14.46%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Sub-Account Fee. The maximum Low Cost Sub-Account Fee applicable for any Sub-Account is 1.00%.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.74%	0.00%	0.74%	8.62%	10.57%	14.46%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Advisory VUL | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	14.46%